Operating Segments (Tables)	Nov. 18, 2019
Segment Reporting Information [Line Items]
Segment Reporting Disclosure Other Information	A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy’s operations:
Dominion Energy

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)

Three Months Ended June 3 0 , 2019
Total revenue from external customers	$585	$1,598	$881	$915	$(9)	$—	$3,970
Intersegment revenue	6	5	29	—	263	(303)	—

Total operating revenue	591	1,603	910	915	254	(303)	3,970
Net income (loss) attributable to Dominion Energy	156	250	247	82	(681)	—	54

Three Months Ended June 3 0 , 2018
Total revenue from external customers	$528	$1,635	$914		$(3)	$14	$3,088
Intersegment revenue	6	3	8		170	(187)	—

Total operating revenue	534	1,638	922		167	(173)	3,088
Net income (loss) attributable to Dominion Energy	145	276	249		(221)	—	449
Six Months Ended June 30, 2019
Total revenue from external customers	$1,183	$3,343	$2,254	$2,097	$(1,049)	$—	$7,828
Intersegment revenue	12	9	55	—	447	(523)	—
Total operating revenue	1,195	3,352	2,309	2,097	(602)	(523)	7,828
Net income (loss) attributable to Dominion Energy	311	558	606	214	(2,315)	—	(626)
Six Months Ended June 30, 2018
Total revenue from external customers	$1,091	$3,495	$2,136		$(210)	$42	$6,554
Intersegment revenue	12	5	14		345	(376)	—
Total operating revenue	1,103	3,500	2,150		135	(334)	6,554
Net income (loss) attributable to Dominion Energy	301	624	576		(549)	—	952

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2019
Operating revenue	$585	$1,353	$—	$1,938
Net income (loss)	156	237	(293)	100

Three Months Ended June 30, 2018
Operating revenue	$528	$1,301	$—	$1,829
Net income (loss)	145	227	(33)	339

Six Months Ended June 30, 2019
Operating revenue	$1,183	$2,749	$(29)	$3,903
Net income (loss)	310	441	(631)	120

Six Months Ended June 30, 2018
Operating revenue	$1,091	$2,701	$(215)	$3,577
Net income (loss)	299	449	(225)	523

Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2019
Operating revenue	$530	$—	$530
Net income from discontinued operations	—	26	26
Net income attributable to Dominion Energy Gas	116	3	119

Three Months Ended June 30, 2018
Operating revenue	$508	$—	$508
Net income from discontinued operations	—	45	$45
Net income (loss) attributable to Dominion Energy Gas	130	(47)	83

Six Months Ended June 30, 2019
Operating revenue	$1,096	$—	$1,096
Net income from discontinued operations	—	80	80
Net income attributable to Dominion Energy Gas	254	55	309

Six Months Ended June 30, 2018
Operating revenue	$898	$—	$898
Net income from discontinued operations	—	102	102
Net income attributable to Dominion Energy Gas	253	10	263